PROPERTY, PLANT AND EQUIPMENT - Summary of Movement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	€ 4,205	€ 3,888
Property, plant and equipment end of period	3,860	4,205
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	6,890	6,203
Adjustment for adoption of IFRS 16		322
Additions	422	628
Currency translation adjustments	(388)	(322)
Transfers and reclassifications	0	0
Other	(79)	59
Property, plant and equipment end of period	6,845	6,890
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(2,685)	(2,315)
Depreciation expense	(665)	(587)
Currency translation adjustments	327	241
Other	38	(24)
Property, plant and equipment end of period	(2,985)	(2,685)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	316	317
Property, plant and equipment end of period	317	316
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	316	317
Adjustment for adoption of IFRS 16		0
Additions	18	2
Currency translation adjustments	(12)	(6)
Transfers and reclassifications	1	0
Other	(6)	3
Property, plant and equipment end of period	317	316
Land | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	0	0
Depreciation expense	0	0
Currency translation adjustments	0	0
Other	0	0
Property, plant and equipment end of period	0	0
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	1,198	1,021
Property, plant and equipment end of period	1,195	1,198
Buildings and improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	1,755	1,488
Adjustment for adoption of IFRS 16		183
Additions	89	67
Currency translation adjustments	(32)	(49)
Transfers and reclassifications	49	51
Other	(15)	15
Property, plant and equipment end of period	1,846	1,755
Buildings and improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(557)	(467)
Depreciation expense	(117)	(106)
Currency translation adjustments	15	14
Other	8	2
Property, plant and equipment end of period	(651)	(557)
Machinery, equipment and containers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	1,670	1,555
Property, plant and equipment end of period	1,638	1,670
Machinery, equipment and containers | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	2,805	2,533
Adjustment for adoption of IFRS 16		0
Additions	112	158
Currency translation adjustments	(81)	(102)
Transfers and reclassifications	173	191
Other	(34)	25
Property, plant and equipment end of period	2,975	2,805
Machinery, equipment and containers | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(1,135)	(978)
Depreciation expense	(297)	(223)
Currency translation adjustments	79	72
Other	16	(6)
Property, plant and equipment end of period	(1,337)	(1,135)
Cold drink equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	501	544
Property, plant and equipment end of period	383	501
Cold drink equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	1,210	1,214
Adjustment for adoption of IFRS 16		0
Additions	46	119
Currency translation adjustments	(86)	(137)
Transfers and reclassifications	0	0
Other	(15)	14
Property, plant and equipment end of period	1,155	1,210
Cold drink equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(709)	(670)
Depreciation expense	(159)	(158)
Currency translation adjustments	86	136
Other	10	(17)
Property, plant and equipment end of period	(772)	(709)
Vehicle fleet
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	148	45
Property, plant and equipment end of period	142	148
Vehicle fleet | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	291	129
Adjustment for adoption of IFRS 16		107
Additions	64	66
Currency translation adjustments	(69)	(14)
Transfers and reclassifications	0	1
Other	(3)	2
Property, plant and equipment end of period	283	291
Vehicle fleet | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(143)	(84)
Depreciation expense	(62)	(64)
Currency translation adjustments	63	6
Other	1	(1)
Property, plant and equipment end of period	(141)	(143)
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	93	67
Property, plant and equipment end of period	60	93
Furniture and office equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	234	183
Adjustment for adoption of IFRS 16		32
Additions	16	29
Currency translation adjustments	(107)	(14)
Transfers and reclassifications	4	2
Other	(3)	2
Property, plant and equipment end of period	144	234
Furniture and office equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(141)	(116)
Depreciation expense	(30)	(36)
Currency translation adjustments	84	13
Other	3	(2)
Property, plant and equipment end of period	(84)	(141)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	279	339
Property, plant and equipment end of period	125	279
Assets under construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	279	339
Adjustment for adoption of IFRS 16		0
Additions	77	187
Currency translation adjustments	(1)	0
Transfers and reclassifications	(227)	(245)
Other	(3)	(2)
Property, plant and equipment end of period	125	279
Assets under construction | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	0	0
Depreciation expense	0	0
Currency translation adjustments	0	0
Other	0	0
Property, plant and equipment end of period	€ 0	€ 0